Related Party Transactions - Additional Information (Detail) - EUR (€)	1 Months Ended	12 Months Ended
	Feb. 04, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jul. 09, 2012
Related Party Transaction [Line Items]
Net sales		€ 6,287,375,000	€ 5,856,277,000	€ 5,245,326,000
Intel [Member]
Related Party Transaction [Line Items]
Fund for R&D project					€ 829,000,000
Investment in ordinary shares as percentage of issued share capital					15.00%
Net sales		618,069,000	1,007,603,000	494,659,000
Net outstanding liability to Intel		700,156,000	€ 386,824,000	€ 182,336,000
Any Director or Officer of ASML or any Associate Thereof [Member]
Related Party Transaction [Line Items]
Outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof		0
Transactions outside the normal course of business		€ 0
Any Director or Officer of ASML or any Associate Thereof [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof	€ 0
Transactions outside the normal course of business	€ 0